Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES:
Net income	$ 6,408	$ 5,115
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,550	2,350
Net amortization of purchase premiums and discounts on securities	552	713
Depreciation and amortization	1,385	1,267
Deferred income tax expense	498	389
Net security gains	(433)	(390)
Stock compensation expense	398	340
BOLI income	(559)	(347)
Loss on sale of OREO	138	52
Valuation writedowns on OREO	12	255
Gain on sale of mortgage loans held for sale, net	(923)	(1,650)
Gain on sale of SBA loans held for sale, net	(975)	(628)
Origination of mortgage loans held for sale	(59,194)	(78,432)
Origination of SBA loans held for sale	(9,994)	(6,103)
Proceeds from sale of mortgage loans held for sale, net	60,117	80,082
Proceeds from sale of SBA loans held for sale, net	11,345	6,962
Net change in other assets and liabilities	392	1,470
Net cash provided by operating activities	11,717	11,445
INVESTING ACTIVITIES:
Purchases of securities held to maturity	(308)	(9,871)
Purchases of securities available for sale	(9,947)	(29,136)
Purchases of Federal Home Loan Bank stock, at cost	(8,570)	(6,504)
Maturities and principal payments on securities held to maturity	6,589	4,841
Maturities and principal payments on securities available for sale	9,863	22,210
Proceeds from sale of securities available for sale	22,129	12,178
Proceeds from redemption of Federal Home Loan Bank stock	7,930	5,101
Proceeds from sale of OREO	3,344	2,119
Net increase in loans	(91,139)	(97,191)
Proceeds from BOLI	307
Purchase of BOLI		(3,000)
Purchases of premises and equipment	(597)	(4,789)
Net cash used in investing activities	(60,399)	(104,042)
FINANCING ACTIVITIES:
Net increase in deposits	55,643	89,938
Proceeds from new borrowings	50,000	32,000
Repayments of borrowings	(32,000)
Redemption of perpetual preferred stock from U.S. Treasury		(20,649)
Repurchase of warrant from U.S. Treasury		(2,707)
Proceeds from exercise of stock options	70
Dividends on preferred stock		(585)
Dividends on common stock	(757)	(188)
Proceeds from rights offering	6,143
Net cash provided by financing activities	79,099	97,809
Increase in cash and cash equivalents	30,417	5,212
Cash and cash equivalents, beginning of period	99,404	94,192
Cash and cash equivalents, end of period	129,821	99,404
SUPPLEMENTAL DISCLOSURES:
Cash: Interest paid	7,285	6,509
Cash: Income taxes paid	2,244	2,527
Noncash investing activities:
Capitalization of servicing rights	483	187
Transfer of SBA loans held for sale to held to maturity	138	33
Transfer of loans to OREO	$ 4,318	$ 1,233